Short-term Investment (Details)	Jan. 31, 2023 CAD ($) shares
Short-term Investment (Details) [Line Items]
Common shares	14,774
Shares rate	0.11%
Total fair value | $	$ 180,225
Medigus Ltd [Member]
Short-term Investment (Details) [Line Items]
Common shares	27,778